Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenues by Payor

The following table shows a further disaggregation of revenues by payor type (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Commercial third-party payors	$18,555	$23,058	$58,148	$108,851
Government health benefit programs(1)	5,692	(5,513)	(3,374)	11,432
Patient/laboratory distribution partners	1,696	1,227	5,263	3,226

Total revenues	$25,943	$18,772	$60,037	$123,509

(1)

The revenue amounts include accruals for reimbursement claims and settlements included in the estimates of variable consideration recorded during the three and nine months ended September 30, 2020 and 2019. Revenue recognized reflect the effects of variable consideration, and include adjustments for estimates of disallowed cases, discounts, and refunds. The variable consideration includes reductions in revenues for the accrual for reimbursement claims and settlements.

The following table shows a further disaggregation of revenues by payor type (in thousands):

	Year Ended December 31,
	2018	2019
Commercial Third-Party Payors	$94,799	$139,051
Government Health Benefit Programs	29,416	195
Patient/Laboratory Distribution Partners	3,759	4,739

Total revenues	$127,974	$143,985